KKR Income Opportunities Fund	July 31, 2022
SCHEDULE OF INVESTMENTS (Unaudited)
(Stated in United States Dollars, unless otherwise noted)

Issuer	Asset	Reference Rate & Spread	Interest Rate	Maturity Date	Country	Currency	Par	Fair Value	Footnotes
Corporate Loans - 74.39%
Aerospace & Defense - 2.28%
Amentum Services Inc	TL 2L 12/21	SOFR (3M) + 7.50%	9.43%	2/15/2030	USA	USD	1,965,870	$1,837,302	(b)
EaglePicher Technologies LLC	TL 2L 02/18	LIBOR (1M) + 7.25%	9.62%	3/8/2026	USA	USD	1,957,223	1,474,445
Sequa Corp	TL 1L 07/20	LIBOR (3M) + 6.75%	8.30%	11/28/2023	USA	USD	2,964,811	2,959,267

Alternative Carriers - 1.80%
Segra	TL 1L B 08/21	LIBOR (3M) + 4.50%	6.75%	10/4/2028	USA	USD	5,218,829	4,949,746

Apparel, Accessories & Luxury Goods - 5.84%
Varsity Brands Inc	TL 1L 11/17	LIBOR (3M) + 4.50%	5.87%	12/16/2024	USA	USD	16,854,684	16,061,586

Application Software - 10.39%
Misys Ltd	TL 1L 04/17	LIBOR (3M) + 3.50%	6.87%	6/13/2024	USA	USD	4,330,666	4,057,575
Misys Ltd	TL 2L 04/17	LIBOR (3M) + 7.25%	8.49%	6/13/2025	USA	USD	8,063,622	7,141,385
Solera LLC	TL 2L 06/21	LIBOR (1M) + 8.00%	9.80%	6/4/2029	USA	USD	11,074,727	11,047,040
TIBCO Software Inc	TL 2L 02/20	LIBOR (1M) + 7.25%	9.63%	3/3/2028	USA	USD	6,360,103	6,328,303

Auto Parts & Equipment - 1.70%
Innovative XCessories & Services LLC	TL 1L 02/20	LIBOR (1M) + 4.25%	6.62%	3/5/2027	USA	USD	4,384,254	3,222,427
Rough Country LLC	TL 2L 07/21	LIBOR (3M) + 6.50%	8.75%	7/30/2029	USA	USD	841,950	808,798
Wheel Pros Inc	TL 1L B 05/21	LIBOR (1M) + 4.50%	6.66%	5/11/2028	USA	USD	771,726	651,005

Broadcasting - 5.34%
NEP Broadcasting LLC	TL 1L 05/20	LIBOR (3M) + 8.25%	10.50%	6/1/2025	USA	USD	1,594,024	1,641,845	(b)
NEP Broadcasting LLC	TL 1L B 09/18	LIBOR (1M) + 3.25%	5.62%	10/20/2025	USA	USD	5,025,497	4,742,813
NEP Broadcasting LLC	TL 1L B 09/18	EURIBOR (3M) + 3.50%	3.50%	10/20/2025	NLD	EUR	1,578,450	1,486,204
NEP Broadcasting LLC	TL 2L 09/18	LIBOR (1M) + 7.00%	9.37%	10/19/2026	USA	USD	7,365,230	6,812,874

Building Products - 1.20%
DiversiTech Holdings Inc	TL 2L B 12/21	LIBOR (3M) + 6.75%	9.00%	12/15/2029	USA	USD	1,381,023	1,301,614
Oldcastle Buildingenvelope Inc	TL 1L B 04/22	SOFR (3M) + 4.60%	7.18%	4/29/2029	USA	USD	305,870	279,824
VC GB Holdings Inc (Visual Comfort)	TL 2L 06/21	LIBOR (3M) + 6.75%	9.63%	7/23/2029	USA	USD	1,927,630	1,723,619

Construction & Engineering - 4.41%
Brand Energy & Infrastructure Services Inc	TL 1L 05/17	LIBOR (3M) + 4.25%	6.94%	6/21/2024	USA	USD	3,336,573	3,056,017
Total Safety US Inc	TL 1L B 07/19	LIBOR (3M) + 6.00%	7.01%	8/18/2025	USA	USD	5,328,927	5,129,092	(a)
USIC Holdings Inc	TL 2L 05/21	LIBOR (1M) + 6.50%	8.87%	5/14/2029	USA	USD	431,521	393,405	(a)
Yak Access LLC	TL 1L B 05/18	LIBOR (3M) + 5.00%	6.57%	7/11/2025	USA	USD	5,707,745	3,540,229

Construction Machinery & Heavy Trucks - 1.84%
Accuride Corp	TL 1L B 10/17	LIBOR (3M) + 5.25%	7.50%	11/17/2023	USA	USD	5,789,716	5,058,793

Data Processing & Outsourced Services - 0.27%
West Corp	TL 1L 09/17	LIBOR (1M) + 4.00%	6.37%	10/10/2024	USA	USD	889,851	746,367

Department Stores - 1.30%
Belk Inc	TL 1L 02/21	LIBOR (3M) + 7.50%	9.01%	7/31/2025	USA	USD	459,875	414,894	(a)
Belk Inc	TL 1L EXIT 02/21	8.00% PIK, 5.00%	10.00%	7/31/2025	USA	USD	8,359,866	3,172,569	(a) (d)

Diversified Metals & Mining - 0.79%
Foresight Energy LLC	TL 1L A 06/20	LIBOR (3M) + 8.00%	10.25%	6/30/2027	USA	USD	2,184,890	2,184,890	(a) (b)

Diversified Support Services - 0.45%
Access CIG LLC	TL 2L 02/18	LIBOR (3M) + 7.75%	9.32%	2/27/2026	USA	USD	1,292,375	1,240,680

Education Services - 2.19%
Jostens Inc	TL 1L 12/18	LIBOR (3M) + 5.50%	6.51%	12/19/2025	USA	USD	6,229,398	6,015,293

Electronic Equipment & Instruments - 3.99%
Excelitas Technologies Corp	TL 2L 10/17	LIBOR (3M) + 7.50%	9.79%	12/1/2025	USA	USD	11,291,720	10,981,198	(a)

Financial Exchanges & Data - 0.21%
IntraFi Network LLC	TL 2L 11/21	LIBOR (1M) + 6.25%	8.12%	11/5/2029	USA	USD	623,220	591,021

Health Care Equipment - 4.95%
Drive DeVilbiss Healthcare LLC	TL 1L 03/21	LIBOR (3M) + 9.50%	10.51%	6/1/2025	USA	USD	7,451,616	7,060,406	(a) (d)
Orchid Orthopedic Solutions LLC	TL 1L 02/19	LIBOR (3M) + 4.50%	6.75%	3/5/2026	USA	USD	5,672,151	4,906,411
Tecomet Inc	TL 1L 10/17	LIBOR (3M) + 3.50%	5.79%	5/1/2024	USA	USD	1,863,816	1,630,839

Health Care Facilities - 0.49%
ScionHealth	TL 1L B 12/21	LIBOR (1M) + 5.25%	6.92%	12/23/2028	USA	USD	1,738,146	1,348,149

Health Care Services - 0.08%
Paradigm Acquisition Corp	TL 2L 10/18 LC	LIBOR (1M) + 7.50%	9.87%	10/26/2026	USA	USD	213,465	208,662

Hotels, Resorts & Cruise Lines - 2.22%
B&B Hotels SAS	TL 1L B3A 01/20	EURIBOR (6M) + 3.88%	3.88%	7/31/2026	FRA	EUR	2,427,830	2,233,999
B&B Hotels SAS	TL 1L B4 03/21	EURIBOR (6M) + 5.50%	5.50%	7/31/2026	FRA	EUR	1,159,680	1,123,020
Piolin BidCo SAU	TL 1L B 05/20	EURIBOR (6M) + 7.50%	7.75%	9/16/2026	ESP	EUR	2,682,184	2,734,461

Human Resource & Employment Services - 0.96%
SIRVA Worldwide Inc	TL 1L 07/18	LIBOR (3M) + 5.50%	7.82%	8/4/2025	USA	USD	1,842,236	1,658,934
SIRVA Worldwide Inc	TL 2L 07/18	LIBOR (3M) + 9.50%	11.71%	8/3/2026	USA	USD	1,149,740	970,570

Industrial Machinery - 1.61%
CPM Holdings Inc	TL 2L 10/18	LIBOR (1M) + 8.25%	9.96%	11/16/2026	USA	USD	1,321,319	1,275,073
Engineered Machinery Holdings Inc	TL 2L 08/21	LIBOR (3M) + 6.00%	8.25%	5/21/2029	USA	USD	289,880	278,466
SPX Corp	TL 1L B 03/22	SOFR (1M) + 4.50%	6.93%	4/5/2029	USA	USD	3,016,820	2,862,223

IT Consulting & Other Services - 4.14%
PSAV Inc	TL 1L B1 12/20	0.25% PIK, LIBOR (3M) + 3.25%	5.11%	3/3/2025	USA	USD	6,736,966	5,798,540	(d)
PSAV Inc	TL 1L B3 12/20	10.00% PIK, 5.00%	15.00%	10/15/2026	USA	USD	2,125,489	2,167,998	(d)
PSAV Inc	TL 2L 02/18	LIBOR (3M) + 7.25%	8.58%	9/1/2025	USA	USD	4,439,390	3,407,232

Leisure Facilities - 2.31%
United PF Holdings LLC	TL 1L 01/20	LIBOR (3M) + 4.00%	6.79%	12/30/2026	USA	USD	6,552,352	5,888,926
United PF Holdings LLC	TL 1L B 06/20	LIBOR (3M) + 8.50%	10.75%	12/30/2026	USA	USD	488,686	471,582

Life Sciences Tools & Services - 2.01%
PAREXEL International Corp	TL 2L 07/21	LIBOR (1M) + 6.50%	8.87%	11/15/2029	USA	USD	5,637,180	5,519,363	(b)

Marine Ports & Services - 1.99%
Direct ChassisLink Inc	TL 2L B 04/19	LIBOR (3M) + 6.75%	9.18%	4/10/2026	USA	USD	5,509,006	5,478,018

Publishing - 0.95%
Emerald Expositions Holding Inc	TL 1L B 11/17	LIBOR (1M) + 2.50%	4.87%	5/22/2024	USA	USD	2,720,875	2,615,441

Research & Consulting Services - 0.16%
TMF Group Holding BV	TL 2L 12/17	EURIBOR (6M) + 6.88%	6.88%	5/4/2026	NLD	EUR	440,830	440,411

Security & Alarm Services - 1.30%
Monitronics International Inc	TL 1L EXIT 08/19	LIBOR (3M) + 7.50%	10.31%	3/29/2024	USA	USD	5,348,445	3,573,884

Specialized Consumer Services - 0.50%
Learning Care Group Inc	TL 1L B 05/20	LIBOR (3M) + 8.50%	10.66%	3/13/2025	USA	USD	1,268,914	1,256,225
Learning Care Group Inc	TL 2L 03/18	LIBOR (3M) + 7.50%	9.00%	3/13/2026	USA	USD	124,840	120,471

Specialty Chemicals - 5.99%
Aruba Investments Inc	TL 2L 10/20	LIBOR (1M) + 7.75%	10.01%	11/24/2028	USA	USD	1,841,010	1,721,344
Flint Group GmbH	TL 1L B 04/14	0.75% PIK, EURIBOR (3M) + 4.25%	0.75%	9/21/2023	DEU	EUR	1,140,427	977,137	(d)
Flint Group GmbH	TL 1L B3 05/15	0.75% PIK, EURIBOR (3M) + 4.25%	0.75%	9/21/2023	DEU	EUR	9,272	7,945	(d)
Flint Group GmbH	TL 1L B4 11/15	0.75% PIK, EURIBOR (3M) + 4.25%	0.75%	9/21/2023	DEU	EUR	86,826	74,393	(d)
Flint Group GmbH	TL 1L B5 02/17	0.75% PIK, EURIBOR (3M) + 4.25%	0.75%	9/21/2023	DEU	EUR	143,332	122,809	(d)
Flint Group GmbH	TL 1L B6 03/17	0.75% PIK, EURIBOR (3M) + 4.25%	0.75%	9/21/2023	DEU	EUR	104,804	89,797	(d)
Flint Group GmbH	TL 1L B7 04/14	0.75% PIK, EURIBOR (3M) + 4.25%	0.75%	9/21/2023	DEU	EUR	99,965	85,652	(d)
Vantage Specialty Chemicals Inc	TL 1L B 10/17	LIBOR (3M) + 3.50%	6.02%	10/28/2024	USA	USD	10,613,311	10,169,993
Vantage Specialty Chemicals Inc	TL 2L 10/17	LIBOR (3M) + 8.25%	9.82%	10/27/2025	USA	USD	3,339,659	3,222,770

Trucking - 0.71%
Kenan Advantage Group Inc/The	TL 2L 08/21	LIBOR (1M) + 7.25%	9.62%	9/1/2027	USA	USD	2,135,010	1,953,534
Total Corporate Loans (Amortized Cost $222,368,319)							227,634,750	$204,506,798

High Yield Securities - 83.46%
Airlines - 2.58%
American Airlines Group Inc	3.750% 03/2025			3/1/2025	USA	USD	8,067,000	$7,091,942	(e)

Alternative Carriers - 1.59%
Zayo Group LLC	6.125% 03/2028			3/1/2028	USA	USD	5,637,000	4,383,472	(e)

Apparel, Accessories & Luxury Goods - 0.46%
Varsity Brands Inc	L+8.000% 12/2024			12/22/2024	USA	USD	1,270,000	1,270,000	(b) (e)

Application Software - 1.95%
Cision Ltd	9.500% 02/2028			2/15/2028	USA	USD	6,449,000	5,349,616	(e)

Auto Parts & Equipment - 1.49%
Wheel Pros Inc	6.500% 05/2029			5/15/2029	USA	USD	5,638,000	4,102,491	(e)

Automobile Manufacturers - 0.18%
Ford Motor Co	3.375% 11/2025			11/13/2025	USA	USD	506,000	483,458

Automotive Retail - 1.50%
Mavis Discount Tire Inc	6.500% 05/2029			5/15/2029	USA	USD	4,846,000	4,133,502	(e)

Biotechnology - 0.93%
Intercept Pharmaceuticals Inc	3.250% 07/2023			7/1/2023	USA	USD	157,000	152,571
Radius Health Inc	3.000% 09/2024			9/1/2024	USA	USD	2,468,000	2,414,012

Broadcasting - 1.48%
Spotify USA Inc	0.000% 03/2026			3/15/2026	USA	USD	4,598,000	3,779,556	(c)
Univision Communications Inc	7.375% 06/2030			6/30/2030	USA	USD	288,000	291,976	(e)

Building Products - 13.09%
Acproducts Inc (aka Cabinetworks)	6.375% 05/2029			5/15/2029	USA	USD	11,955,000	6,741,950	(e)
Cornerstone (Ply Gem Holdings Inc)	8.750% 08/2028			8/1/2028	USA	USD	1,722,000	1,610,354	(e)
LBM Borrower LLC	6.250% 01/2029			1/15/2029	USA	USD	6,181,000	4,681,675	(e)
LBM Borrower LLC	7.750% 04/2027			4/1/2027	USA	USD	7,771,000	5,443,585	(e)
MI Windows and Doors Inc	5.500% 02/2030			2/1/2030	USA	USD	1,064,000	902,119	(e)
Oldcastle Buildingenvelope Inc	9.500% 04/2030			4/15/2030	USA	USD	713,000	583,192	(e)
PrimeSource Building Products Inc	5.625% 02/2029			2/1/2029	USA	USD	5,498,000	3,566,172	(e)
PrimeSource Building Products Inc	6.750% 08/2029			8/1/2029	USA	USD	6,177,000	4,221,578	(e)
SRS Distribution Inc	6.000% 12/2029			12/1/2029	USA	USD	7,724,000	6,699,234	(e)
SRS Distribution Inc	6.125% 07/2029			7/1/2029	USA	USD	1,706,000	1,536,961	(e)

Cable & Satellite - 2.84%
CSC Holdings LLC (Altice USA)	5.000% 11/2031			11/15/2031	USA	USD	806,000	608,506	(e)
CSC Holdings LLC (Altice USA)	5.750% 01/2030			1/15/2030	USA	USD	4,702,000	3,811,465	(e)
RCN Grande (Radiate)	6.500% 09/2028			9/15/2028	USA	USD	4,251,000	3,383,307	(e)

Casinos & Gaming - 0.16%
Caesars Entertainment Inc	6.250% 06/2025			7/1/2025	USA	USD	449,000	448,432	(e)

Commercial Printing - 1.85%
Multi-Color Corp	10.500% 07/2027			7/15/2027	USA	USD	4,146,000	3,949,210	(e)
Multi-Color Corp	5.875% 10/2028			11/1/2028	USA	USD	1,240,000	1,135,375	(e)

Commodity Chemicals - 1.88%
Cornerstone Chemical Co	6.750% 08/2024			8/15/2024	USA	USD	1,261,000	1,113,801	(e)
SI Group Inc	6.750% 05/2026			5/15/2026	USA	USD	6,041,000	4,060,549	(e)

Construction & Engineering - 2.06%
Maxim Crane Works LP / Maxim Finance Corp	10.125% 08/2024			8/1/2024	USA	USD	5,952,000	5,657,822	(e)

Construction Materials - 4.70%
Cemex Materials LLC	7.700% 07/2025			7/21/2025	USA	USD	12,842,000	12,912,631	(e)

Data Processing & Outsourced Services - 2.31%
West Corp	8.500% 10/2025			10/15/2025	USA	USD	1,989,000	1,748,112	(e)
Xerox Business Services /Conduent	6.000% 11/2029			11/1/2029	USA	USD	5,451,000	4,600,290	(e)

Electronic Components - 2.72%
CommScope Inc	6.000% 06/2025			6/15/2025	USA	USD	5,545,000	5,135,446	(e)
CommScope Inc	7.125% 07/2028			7/1/2028	USA	USD	2,826,000	2,345,580	(e)

Health Care Equipment - 1.05%
Haemonetics Corp	0.000% 03/2026			3/1/2026	USA	USD	3,563,000	2,896,919	(c)

Health Care Facilities - 1.73%
CHS/Community Health Systems, Inc.	6.125% 04/2030			4/1/2030	USA	USD	1,997,000	1,073,018	(e)
CHS/Community Health Systems, Inc.	6.875% 04/2028			4/1/2028	USA	USD	2,725,000	1,518,792	(e)
CHS/Community Health Systems, Inc.	6.875% 04/2029			4/15/2029	USA	USD	1,484,000	827,642	(e)
LifePoint Hospitals Inc	5.375% 01/2029			1/15/2029	USA	USD	1,727,000	1,336,741	(e)

Hotels, Resorts & Cruise Lines - 11.37%
Carnival Corp	5.750% 03/2027			3/1/2027	USA	USD	10,373,000	8,343,782	(e)
Carnival Corp	6.000% 05/2029			5/1/2029	USA	USD	4,931,000	3,808,803	(e)
NCL Corp Ltd	1.125% 02/2027			2/15/2027	USA	USD	2,997,000	2,054,443	(e)
NCL Corp Ltd	3.625% 12/2024			12/15/2024	USA	USD	4,074,000	3,515,108	(e)
NCL Corp Ltd	6.125% 03/2028			3/15/2028	USA	USD	689,000	534,395	(e)
Royal Caribbean Cruises Ltd	5.500% 04/2028			4/1/2028	USA	USD	5,880,000	4,422,613	(e)
Viking Cruises Ltd	5.000% 02/2028			2/15/2028	USA	USD	5,092,000	4,526,661	(e)
Viking Cruises Ltd	5.875% 09/2027			9/15/2027	USA	USD	1,612,000	1,316,085	(e)
Viking Cruises Ltd	7.000% 02/2029			2/15/2029	USA	USD	3,368,000	2,728,366	(e)

Industrial Conglomerates - 1.59%
Unifrax I LLC / Unifrax Holding Co	5.250% 09/2028			9/30/2028	USA	USD	2,959,000	2,491,197	(e)
Unifrax I LLC / Unifrax Holding Co	7.500% 09/2029			9/30/2029	USA	USD	2,371,000	1,878,638	(e)

Industrial Machinery - 1.52%
SPX Corp	8.750% 04/2030			4/1/2030	USA	USD	5,050,000	4,185,490	(e)

Insurance Brokers - 5.01%
Alliant Holdings I Inc	6.750% 10/2027			10/15/2027	USA	USD	1,613,000	1,534,737	(e)
National Financial Partners Corp	6.875% 08/2028			8/15/2028	USA	USD	13,892,000	12,228,572	(e)

Integrated Oil & Gas - 1.02%
Occidental Petroleum Corp	4.100% 02/2047			2/15/2047	USA	USD	1,990,000	1,614,751
Occidental Petroleum Corp	4.200% 03/2048			3/15/2048	USA	USD	1,448,000	1,183,469

Leisure Facilities - 1.88%
Life Time Fitness Inc	5.750% 01/2026			1/15/2026	USA	USD	1,455,000	1,369,533	(e)
Merlin Entertainments PLC	6.625% 11/2027			11/15/2027	IRL	USD	4,653,000	3,736,953	(e)
Six Flags Entertainment Corp	5.500% 04/2027			4/15/2027	USA	USD	58,000	54,874	(e)

Oil & Gas Storage & Transportation - 5.02%
Genesis Energy	5.625% 06/2024			6/15/2024	USA	USD	5,336,000	5,136,496
Genesis Energy	6.500% 10/2025			10/1/2025	USA	USD	2,842,000	2,756,598
Global Partners LP / GLP Finance Corp	6.875% 01/2029			1/15/2029	USA	USD	863,000	788,428
Global Partners LP / GLP Finance Corp	7.000% 08/2027			8/1/2027	USA	USD	1,377,000	1,261,159
NGL Energy Partners LP / NGL Energy Finance Corp	7.500% 02/2026			2/1/2026	USA	USD	4,218,000	3,865,966	(e)

Pharmaceuticals - 0.80%
Revance Therapeutics Inc	1.750% 02/2027			2/15/2027	USA	USD	2,594,000	2,195,172

Real Estate Services - 0.86%
Redfin Corp	0.000% 10/2025			10/15/2025	USA	USD	3,864,000	2,365,456	(c)

Specialty Stores - 5.07%
Douglas Holding AG	6.000% 04/2026			4/8/2026	DEU	EUR	10,461,000	8,992,442	(e)
Douglas Holding AG	8.250% 10/2026			10/1/2026	DEU	EUR	7,624,161	4,938,721	(e)

Trading Companies & Distributors - 2.77%
TruckPro LLC	11.000% 10/2024			10/15/2024	USA	USD	6,091,000	6,093,040	(e)
White Cap Construction Supply Inc	6.875% 10/2028			10/15/2028	USA	USD	1,787,000	1,514,179	(e)
Total High Yield Securities (Amortized Cost $276,936,381)							280,994,161	$229,439,181

Issuer	Asset				Country	Currency	Shares	Fair Value	Footnotes
Equity & Other Investments - 2.87%
Diversified Metals & Mining - 1.71%
Foresight Energy LLC	Common Stock				USA	USD	320,381	$4,693,703	(a) (b)

Hotels, Resorts & Cruise Lines - 1.00%
Hilton Grand Vacations Inc	Common Stock				USA	USD	67,230	2,740,967

Oil & Gas Equipment & Services - 0.17%
Proserv Group Parent LLC	Common Stock				GBR	USD	114,010	47,975	(b)
Proserv Group Parent LLC	Preferred Stock				GBR	USD	36,249	409,048	(b)

Packaged Foods & Meats - 0.00%
CTI Foods Holding Co LLC	Common Stock				USA	USD	955	-	(b)
Total Equity & Other Investments (Cost $8,419,611)							538,825	$7,891,693

Trade Claim - 0.14%
Health Care Facilities - 0.14%
Quorum Health Corp	Trade Claim				USA	USD	3,964,000	$386,094	(a) (b)
Total Trade Claim (Cost $1,868,416)							3,964,000	$386,094

Money Market Funds - 0.37%
U.S. Government Securities
Morgan Stanley					USA	USD	1,025,421	$1,025,421
Total Money Market Funds (Cost $1,025,421)							1,025,421	$1,025,421

Total Investments (Cost $510,628,148) - 161.09%							514,157,157	$443,249,187
Liabilities Exceeding Other Assets, Net - (61.09%)								(168,317,323)
Net Assets - 100.00%								$274,931,864

TL	Term loan
DD	Delayed draw term loan
1L	First lien
2L	Second lien
(a)	Security considered restricted.
(b)	Value determined using significant unobservable inputs.
(c)	Zero coupon bond.
(d)	Represents a payment-in-kind (“PIK”) security which may pay interest/dividend in additional par/shares.
(e)
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration.

The following are the details of the restricted securities held by the Fund:

Issuer	Asset	Par/Shares	Cost	Value	Acquisition Date	% of Net Assets
Common Stock
Foresight Energy LLC	Common Stock	320,381	$3,568,044	$4,693,703	6/30/2020	1.71%
Corporate Loans
Belk Inc	TL 1L 02/21	459,875	455,206	414,894	2/24/2021	0.15%
Belk Inc	TL 1L EXIT 02/21	8,359,866	5,513,821	3,172,569	2/24/2021	1.15%
Drive DeVilbiss Healthcare LLC	TL 1L 03/21	7,451,616	7,213,744	7,060,406	3/31/2021	2.57%
Foresight Energy LLC	TL 1L A 06/20	2,184,890	2,184,890	2,184,890	6/30/2020	0.79%
Excelitas Technologies Corp	TL 2L 10/17	11,291,720	11,296,694	10,981,198	11/17/2017	3.99%
Total Safety US Inc	TL 1L B 07/19	5,327,950	5,136,766	5,128,152	8/13/2019	1.87%
USIC Holdings Inc	TL 2L 05/21	431,521	427,793	393,405	5/7/2021	0.14%
Trade Claim
Quorum Health Corp	Trade Claim	3,964,000	1,871,035	386,094	7/7/2020	0.14%
Total			$37,667,993	$34,415,311